Acquisitions and Divestitures - Schedule of Acquisitions (Details) (Detail) - USD ($) $ in Thousands	3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Assets acquired, evaluated	$ 63,787	$ 25,050	$ 27,929		$ 39,099	$ 44,706	$ 14,132	$ 116,766	$ 97,937	$ 137,496	$ 51,862
Assets acquired, unevaluated	35,251	14,925	13,403		19,873	34,711	11,462	63,579	66,046	59,460	50,224
Cash consideration paid	$ 99,038	$ 39,975	$ 41,332		58,972	79,417	25,594	$ 180,345	$ 163,983	196,956	$ 102,086
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Assets acquired, evaluated				$ 15,319	22,982	21,903	14,132			74,336
Assets acquired, unevaluated				13,879	13,946	16,558	11,462			55,845
Cash consideration paid				$ 29,198	$ 36,928	$ 38,461	$ 25,594			$ 130,181